UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:   650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/19

Item 1.   Reports to Stockholders.

Franklin Payout 2019 Fund	Franklin Payout 2021 Fund
Franklin Payout 2020 Fund	Franklin Payout 2022 Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 321-8563 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 321-8563 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Not part of the semiannual report	1

SEMIANNUAL REPORT

Economic and Market Overview

The U.S. economy expanded during the six months ended November 30, 2019. After moderating in 2019’s second quarter, the economy grew faster in the third quarter, aided by consumer spending, housing investment, government spending and exports. The manufacturing sector expanded at the start of the period, but contracted during the last four months, while the services sector expanded throughout the period. The unemployment rate decreased slightly from 3.6% in May 2019 to 3.5% at period-end.1 The annual inflation rate, as measured by the Consumer Price Index, increased from 1.8% in May 2019 to 2.1% at period-end.1

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. The Fed further lowered the federal funds target rate range by 0.25% at its September and October meetings, to 1.50%–1.75%, reiterating the rationale cited at the July meeting.

The 10-year Treasury yield, which moves inversely to its price, decreased during the period, falling to multi-year lows in 2019’s third quarter before beginning to recover in October. U.S. political uncertainties (including the impeachment inquiry into President Donald Trump), geopolitical tensions in certain regions (including political unrest in Hong Kong that led to the U.S. legislation supporting pro-democracy protesters), U.S. trade disputes with China and other trading partners, slower domestic and global economic growth, and the Fed’s more accommodative monetary policy stance weighed on the Treasury yield at certain points during the period. However, several better-than-expected U.S. economic reports and periods of optimism about a potential U.S.-China trade agreement supported the yield. The 10-year yield fell persistently below certain short-term yields during most of the period, but rose above all short-term Treasury yields beginning in mid-October amid investor optimism following the announcement of a potential phase one of the U.S.-China trade agreement.

Overall, the 10-year Treasury yield declined from 2.14% at the beginning of the period to 1.78% at period-end.

The foregoing information reflects our analysis and opinions as of November 30, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

2	Semiannual Report

Franklin Payout 2019 Fund

This semiannual report for Franklin Payout 2019 Fund covers the period ended November 30, 2019. As previously communicated, the Fund is scheduled to liquidate on or about January 10, 2020. In preparation for the Fund’s liquidation, the Fund closed to all investors at the close of market on December 19, 2019, and made its final distribution on December 27, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +1.00% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2019 Maturity Index, posted a +1.07% total return.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2019. You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in

Portfolio Composition

Based on Total Net Assets as of 11/30/19

U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2019. Over time, the Fund’s duration and weighted average maturity declined as 2019 approached. In the later months of operation, when the debt securities held by the Fund matured, the proceeds from such securities were held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2019, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund was not designed for long-term capital appreciation and did not provide a complete solution for a shareholder’s retirement income needs. The Fund did not guarantee a level of dividends,

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 25.

Semiannual Report	3

FRANKLIN PAYOUT 2019 FUND

income or principal at or before its target maturity date. The Fund liquidated as scheduled in January 2020.

Maturity

11/30/19

% of Total Market Value
0 to 1 Year	100.0%

Top 10 Holdings*

11/30/19

Issue/Issuer	% of Total Net Assets
Federal Home Loan Bank (FHLB)	9.0%
Federal Farm Credit Bank (FFCB)	3.7%
UnitedHealth Group Inc.	2.5%
Johnson & Johnson	2.5%
Caterpillar Financial Services Corp.	2.4%
Georgia Power Co.	2.4%
General Electric Co.	2.4%
Costco Wholesale Corp.	2.4%
Kinder Morgan Inc.	1.2%
Progress Energy Inc.	1.2%

* Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s exposure to investment-grade corporate securities was the primary contributor to returns. In contrast, our yield curve positioning detracted from performance.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained a slightly overweighted position to the agency sector. Finally, we maintained an underweighted duration position in the portfolio compared with the index, driven largely by the maturity of our holdings heading into the Fund’s predetermined maturity date.

Thank you for your trust and participation in Franklin Payout 2019 Fund. It has been our privilege to serve you.

David Yuen, CFA, FRM
Co-Lead Portfolio Manager

Tina Chou Co-Lead Portfolio Manager

Thomas Runkel, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

4	Semiannual Report

FRANKLIN PAYOUT 2019 FUND

Performance Summary as of November 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
Advisor
6-Month	+1.00%	+1.00%
1-Year	+2.62%	+2.62%
3-Year	+5.07%	+1.66%
Since Inception (6/1/15)	+8.49%	+1.83%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 6 for Performance Summary footnotes.

Semiannual Report	5

FRANKLIN PAYOUT 2019 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Fee Waiver	Without Fee Waiver
Advisor	0.46%	3.05%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6	Semiannual Report

FRANKLIN PAYOUT 2019 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/19	Value 11/30/19	6/1/19–11/30/191, [2]	Value 11/30/19	6/1/19–11/30/191, [2]	Ratio[2]

R6	$1,000	$1,010.00	$1.46	$1,023.55	$1.47	0.29%
Advisor	$1,000	$1,010.00	$1.46	$1,023.55	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report	7

Franklin Payout 2020 Fund

This semiannual report for Franklin Payout 2020 Fund covers the period ended November 30, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +1.39% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index, posted a +1.43% total return.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020. You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of

Portfolio Composition

Based on Total Net Assets as of 11/30/19

macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2020. Over time, the Fund’s duration and weighted average maturity will decline as 2020 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2020, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is not designed for long-term capital appreciation and does not provide a complete solution for a shareholder’s retirement income needs. The Fund does not guarantee a level of dividends, income or principal at or before its target maturity date.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 29.

8	Semiannual Report

FRANKLIN PAYOUT 2020 FUND

Maturity

11/30/19

% of Total Market Value

0 to 1 Year	80.3%
1 to 2 Years	19.7%

Top 10 Holdings*

11/30/19

Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	12.0%
Federal Home Loan Bank (FHLB)	4.9%
Morgan Stanley	2.5%
Emerson Electric Co.	2.5%
Hershey Co.	2.5%
JPMorgan Chase & Co.	2.5%
Travelers Cos. Inc.	2.5%
TransCanada PipeLines Ltd.	2.5%
Northern Trust Corp.	2.4%
Coca Cola Co.	2.4%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s exposure to investment-grade corporate credit was the primary contributor to returns. In contrast, security selection within the high yield corporate credit sector detracted from performance. Duration positioning also weighed slightly on returns.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained a slight overweighted allocation to the agency sector. Finally, we maintained a slight duration overweight in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2020 Fund. We look forward to serving your future investment needs.

David Yuen, CFA, FRM Co-Lead Portfolio Manager

Tina Chou Co-Lead Portfolio Manager
Thomas Runkel, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report	9

FRANKLIN PAYOUT 2020 FUND

Performance Summary as of November 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+1.39%	+1.39%
1-Year	+3.93%	+3.93%
3-Year	+6.34%	+2.07%
Since Inception (6/1/15)	+9.64%	+2.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 11 for Performance Summary footnotes.

10	Semiannual Report

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Fee Waiver	Without Fee Waiver
Advisor	0.46%	3.25%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report	11

FRANKLIN PAYOUT 2020 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Net Annualized Expense Ratio[2]

R6	$1,000	$1,013.90	$1.46	$1,023.55	$1.47	0.29%
Advisor	$1,000	$1,013.90	$1.46	$1,023.55	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

12	Semiannual Report

Franklin Payout 2021 Fund

This semiannual report for Franklin Payout 2021 Fund covers the period ended November 30, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +1.78% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2021 Maturity Index, posted a +1.60% total return.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021. You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of

Portfolio Composition

Based on Total Net Assets as of 11/30/19

macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2021. Over time, the Fund’s duration and weighted average maturity will decline as 2021 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2021, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is not designed for long-term capital appreciation and does not provide a complete solution for a shareholder’s retirement income needs. The Fund does not guarantee a level of dividends, income or principal at or before its target maturity date.

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 34.

Semiannual Report	13

FRANKLIN PAYOUT 2021 FUND

Maturity

11/30/19

% of Total Market Value
0 to 1 Year	13.0%
1 to 2 Years	56.4%
2 to 3 Years	30.6%

Top 10 Holdings*

11/30/19

Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	7.7%
Federal Home Loan Bank (FHLB)	4.9%
Federal Farm Credit Bank (FFCB)	4.8%
California State GO	2.6%
Total Capital SA	2.5%
Telstra Corp. Ltd.	2.5%
General Electric Co.	2.5%
Gilead Sciences Inc.	2.5%
Berkshire Hathaway Inc.	2.5%
BP Capital Markets PLC	2.4%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s exposure to investment-grade corporate securities was the primary contributor to returns, while allocation and security selection within the high yield sector also lifted returns. In contrast, duration positioning detracted from performance.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive, in our opinion. Additionally, we maintained a slight overweighted position to the agency sector. Finally, we maintained a slight duration overweight in the portfolio driven largely by our focus on final maturity dates closer to year-end as compared with the index.

Thank you for your participation in Franklin Payout 2021 Fund. We look forward to serving your future investment needs.

David Yuen, CFA, FRM Co-Lead Portfolio Manager

Tina Chou Co-Lead Portfolio Manager

Thomas Runkel, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report

FRANKLIN PAYOUT 2021 FUND

Performance Summary as of November 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
Advisor
6-Month	+1.78%	+1.78%
1-Year	+5.76%	+5.76%
3-Year	+7.58%	+2.46%
Since Inception (6/1/15)	+11.92%	+2.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 16 for Performance Summary footnotes.

Semiannual Report	15

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Fee Waiver	Without Fee Waiver
Advisor	0.46%	3.07%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/20. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

16	Semiannual Report

FRANKLIN PAYOUT 2021 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Net Annualized Expense Ratio[2]

R6	$1,000	$1,017.80	$1.46	$1,023.55	$1.47	0.29%
Advisor	$1,000	$1,017.80	$1.46	$1,023.55	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report	17

Franklin Payout 2022 Fund

This semiannual report for Franklin Payout 2022 Fund covers the period ended November 30, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +2.25% cumulative total return for the period under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2022 Maturity Index, posted a +2.01% total return.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2022. You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of

Portfolio Composition

Based on Total Net Assets as of 11/30/19

macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2022. Over time, the Fund’s duration and weighted average maturity will decline as 2022 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2022, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is not designed for long-term capital appreciation and does not provide a complete solution for a shareholder’s retirement income needs. The Fund does not guarantee a level of dividends, income or principal at or before its target maturity date.

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 39.

18	Semiannual Report

FRANKLIN PAYOUT 2022 FUND

Maturity

11/30/19

% of Total Market Value
0 to 1 Year	3.5%
2 to 3 Years	61.3%
3 to 4 Years	31.1%
5 to 6 Years	4.1%

Top 10 Holdings*

11/30/19

Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	9.3%
Federal Home Loan Bank (FHLB)	8.3%
Metlife Inc.	2.8%
JPMorgan Chase & Co.	2.8%
International Business Machines Corp.	2.8%
Caterpillar Financial Services Corp.	2.8%
American Express Co.	2.8%
Swiss Re Treasury U.S. Corp.	2.8%
Massmutual Global Funding II	2.8%
Bank of Montreal	2.8%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s exposure to investment-grade corporate securities was the primary contributor to returns, although security selection within the sector detracted somewhat. Additionally, an overweighted duration positioning also contributed to performance. There were no material detractors from performance over the period.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive, in our opinion. Additionally, we maintained a slight overweighted position to the agency sector. Finally, we maintained a slight duration overweight in the portfolio driven largely by our focus on final maturity dates closer to year-end as compared with the index.

Thank you for your participation in Franklin Payout 2022 Fund. We look forward to serving your future investment needs.

David Yuen, CFA, FRM Co-Lead Portfolio Manager

Tina Chou Co-Lead Portfolio Manager

Thomas Runkel, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report	19

FRANKLIN PAYOUT 2022 FUND

Performance Summary as of November 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
Advisor
6-Month	+2.25%	+2.25%
1-Year	+7.64%	+7.64%
Since Inception (1/23/18)	+7.21%	+3.83%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 21 for Performance Summary footnotes.

20	Semiannual Report

FRANKLIN PAYOUT 2022 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Fee Waiver	Without Fee Waiver
Advisor	0.44%	3.46%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/20. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report	21

FRANKLIN PAYOUT 2022 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value	Ending Account Value 11/30/19	Expenses Paid During Period 1/23/18–11/30/191, [2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Net Annualized Expense Ratio[2]

R6	$1,000	$1,022.50	$1.47	$1,023.55	$1.47	0.29%
Advisor	$1,000	$1,022.50	$1.47	$1,023.55	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

22	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2019 Fund

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017	2016[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.04	$ 9.99	$10.13	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.09	0.19	0.19	0.18	0.18

Net realized and unrealized gains (losses)	0.01	0.05	(0.15)	(0.03)	0.10

Total from investment operations	0.10	0.24	0.04	0.15	0.28

Less distributions from:

Net investment income	—	(0.19)	(0.18)	(0.18)	(0.12)

Net realized gains	—	—	(—)[d]	—	—

Total distributions	—	(0.19)	(0.18)	(0.18)	(0.12)

Net asset value, end of period	$10.14	$10.04	$ 9.99	$10.13	$10.16

Total return[e]	1.00%	2.44%	0.45%	1.52%	2.85%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	2.04%	3.03%	2.60%	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.29%	0.29% [g]	0.30%	0.30%	0.29%

Net investment income	1.71%	1.86%	1.88%	1.81%	1.80%

Supplemental data

Net assets, end of period (000’s)	$2,054	$2,032	$2,022	$2,051	$2,057

Portfolio turnover rate	—%	2.60%	1.29%	—%	—% [h]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hRounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2019 Fund (continued)

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017	2016[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.04	$ 9.99	$10.13	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.09	0.19	0.19	0.18	0.18

Net realized and unrealized gains (losses)	0.01	0.05	(0.15)	(0.03)	0.10

Total from investment operations	0.10	0.24	0.04	0.15	0.28

Less distributions from:

Net investment income	—	(0.19)	(0.18)	(0.18)	(0.12)

Net realized gains	—	—	(—)[d]	—	—

Total distributions	—	(0.19)	(0.18)	(0.18)	(0.12)

Net asset value, end of period	$10.14	$10.04	$ 9.99	$10.13	$10.16

Total return[e]	1.00%	2.42%	0.44%	1.52%	2.85%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	2.04%	3.03%	2.60%	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.29%	0.30% [g]	0.31%	0.30%	0.29%

Net investment income	1.71%	1.85%	1.87%	1.81%	1.80%

Supplemental data

Net assets, end of period (000’s)	$2,054	$2,032	$2,022	$2,051	$2,057

Portfolio turnover rate	—%	2.60%	1.29%	—%	—%[h]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hRounds to less than 0.01%.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2019 (unaudited)

Franklin Payout 2019 Fund

	Country	Principal Amount	Value

Corporate Bonds 18.6%

Capital Goods 4.9%
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	$100,000	$100,000
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	99,997

			199,997

Energy 1.2%
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,000

Food & Staples Retailing 2.4%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	99,993

Health Care Equipment & Services 2.8%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	14,000	14,003
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	100,013

			114,016

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	100,002

Utilities 4.9%
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	50,000
Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	100,000
Progress Energy Inc., senior bond, 4.875%, 12/01/19	United States	50,000	50,000

			200,000

Total Corporate Bonds (Cost $764,013)			764,008

U.S. Government and Agency Securities 12.7%
FFCB, 1.95%, 12/17/19	United States	150,000	150,031
FHLB,
1.25%, 12/13/19	United States	160,000	159,975
2.375%, 12/13/19	United States	210,000	210,060

Total U.S. Government and Agency Securities (Cost $520,046)			520,066

Total Investments before Short Term Investments (Cost $1,284,059)			1,284,074

Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2019 Fund (continued)

	Country	Shares	Value

Short Term Investments (Cost $2,761,777) 67.2%

Money Market Funds 67.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio, 1.35%	United States	2,761,777	$2,761,777

Total Investments (Cost $4,045,836) 98.5%			4,045,851

Other Assets, less Liabilities 1.5%			61,986

Net Assets 100.0%			$4,107,837

See Abbreviations on page 52.

aSee Note 3(d) regarding investments in affiliated management investment companies.

bThe rate shown is the annualized seven-day effective yield at period end.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2020 Fund

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017	2016[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.04	$ 9.95	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.10	0.21	0.20	0.21	0.20

Net realized and unrealized gains (losses)	0.04	0.09	(0.22)	(0.01)	0.11

Total from investment operations	0.14	0.30	(0.02)	0.20	0.31

Less distributions from:

Net investment income	—	(0.21)	(0.20)	(0.20)	(0.14)

Net asset value, end of period	$10.18	$10.04	$ 9.95	$10.17	$10.17

Total return[d]	1.39%	3.03%	(0.18)%	1.99%	3.10%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.23%	3.23%	2.74%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.29%	0.29%	0.30%	0.30%	0.29%

Net investment income	2.02%	2.07%	2.03%	2.02%	2.01%

Supplemental data

Net assets, end of period (000’s)	$2,064	$2,037	$2,018	$2,062	$2,061

Portfolio turnover rate	—%	6.50%	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2020 Fund (continued)

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017	2016[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.04	$ 9.95	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.10	0.21	0.20	0.21	0.20

Net realized and unrealized gains (losses)	0.04	0.08	(0.22)	(0.01)	0.11

Total from investment operations	0.14	0.29	(0.02)	0.20	0.31

Less distributions from:

Net investment income	—	(0.20)	(0.20)	(0.20)	(0.14)

Net asset value, end of period	$10.18	$10.04	$ 9.95	$10.17	$10.17

Total return[d]	1.39%	3.02%	(0.18)%	2.00%	3.10%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.23%	3.23%	2.74%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.29%	0.30%	0.31%	0.30%	0.29%

Net investment income	2.02%	2.06%	2.02%	2.02%	2.01%

Supplemental data

Net assets, end of period (000’s)	$2,064	$2,037	$2,018	$2,062	$2,061

Portfolio turnover rate	—%	6.50%	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2019 (unaudited)

Franklin Payout 2020 Fund

	Country/ Organization	Principal Amount*	Value
Corporate Bonds 71.2%
Banks 4.9%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$100,598
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	101,984

			202,582

Capital Goods 11.0%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	99,796
Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	100,551
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	102,234
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	50,280
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	101,116

			453,977

Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	50,862
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	50,644

			101,506

Diversified Financials 4.9%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	102,276
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	101,469

			203,745

Energy 13.3%
Energy Transfer Operating LP, senior note, 4.15%, 10/01/20	United States	50,000	50,619
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	51,154
Equinor ASA, senior note, 2.90%, 11/08/20	Norway	100,000	100,847
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	51,232
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	44,250
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.20%, 11/20/20	United States	100,000	100,247
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	101,516
The Williams Cos. Inc., senior note, 4.125%, 11/15/20	United States	50,000	50,688

			550,553

Food, Beverage & Tobacco 7.4%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	101,286
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	102,185
PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	101,204

			304,675

Health Care Equipment & Services 7.4%
Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	50,550
Cigna Holding Co., senior bond, 4.375%, 12/15/20	United States	50,000	50,855
Express Scripts Holding Co., senior note, 2.60%, 11/30/20	United States	50,000	50,290
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	50,898
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	101,223

			303,816

Household & Personal Products 2.4%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	101,084

Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

	Country/		Principal
	Organization		Amount*	Value

Corporate Bonds (continued)
Insurance 6.2%
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States		$100,000	$101,003
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States		50,000	51,216
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States		100,000	101,738

				253,957

Materials 1.2%
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States		50,000	51,497

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Amgen Inc., senior note, 3.45%, 10/01/20	United States		50,000	50,581
Celgene Corp., senior bond, 3.95%, 10/15/20	United States		50,000	50,882

				101,463

Technology Hardware & Equipment 2.6%
Apple Inc., senior note, 2.00%, 11/13/20	United States		100,000	100,233
HP Inc., senior note, 3.75%, 12/01/20	United States		9,000	9,146

				109,379

Utilities 4.9%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States		100,000	101,071
Exelon Corp., senior note, 5.15%, 12/01/20	United States		50,000	51,102
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States		50,000	50,577

				202,750

Total Corporate Bonds (Cost $2,934,082)				2,940,984

Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational	[b]	100,000	100,328
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational	[b]	100,000	100,343

Total Foreign Government and Agency Securities (Cost $200,442)				200,671

U.S. Government and Agency Securities 17.0%
FHLB, 3.125%, 12/11/20	United States		200,000	202,844
U.S. Treasury Note,
2.625%, 11/15/20	United States		145,000	146,260
2.00%, 11/30/20	United States		145,000	145,456
2.375%, 12/31/20	United States		205,000	206,489

Total U.S. Government and Agency Securities (Cost $700,359)				701,049

Total Investments before Short Term Investments (Cost $3,834,883)				3,842,704

30	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

	Country/ Organization	Shares	Value

Short Term Investments (Cost $283,606) 6.9%

Money Market Funds 6.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.35%	United States	283,606	$283,606

Total Investments (Cost $4,118,489) 100.0%			4,126,310

Other Assets, less Liabilities 0.0%†			772

Net Assets 100.0%			$4,127,082

See Abbreviations on page 52.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At November 30, 2019, the aggregate value of these securities was $151,744, representing 3.7% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2021 Fund

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017	2016[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.12	$ 9.96	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.11	0.23	0.23	0.23	0.22

Net realized and unrealized gains (losses)	0.07	0.17	(0.29)	(0.06)	0.23

Total from investment operations	0.18	0.40	(0.06)	0.17	0.45

Less distributions from:

Net investment income	—	(0.23)	(0.23)	(0.22)	(0.15)

Net realized gains	—	(0.01)	—	—	—

Total distributions	—	(0.24)	(0.23)	(0.22)	(0.15)

Net asset value, end of period	$10.30	$10.12	$ 9.96	$10.25	$10.30

Total return[d]	1.78%	4.04%	(0.65)%	1.68%	4.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.12%	3.05%	2.50%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.29%	0.29%	0.30%	0.30%	0.29%

Net investment income	2.20%	2.32%	2.25%	2.22%	2.21%

Supplemental data

Net assets, end of period (000’s)	$2,092	$2,054	$2,022	$2,081	$2,090

Portfolio turnover rate	—%	7.67%	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2021 Fund (continued)

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017	2016[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.12	$ 9.96	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.11	0.23	0.23	0.23	0.22

Net realized and unrealized gains (losses)	0.07	0.17	(0.29)	(0.06)	0.23

Total from investment operations	0.18	0.40	(0.06)	0.17	0.45

Less distributions from:

Net investment income	—	(0.23)	(0.23)	(0.22)	(0.15)

Net realized gains	—	(0.01)	—	—	—

Total distributions	—	(0.24)	(0.23)	(0.22)	(0.15)

Net asset value, end of period	$10.30	$10.12	$ 9.96	$10.25	$10.30

Total return[d]	1.78%	4.02%	(0.65)%	1.69%	4.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.12%	3.05%	2.50%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.29%	0.30%	0.31%	0.30%	0.29%

Net investment income	2.20%	2.31%	2.23%	2.22%	2.21%

Supplemental data

Net assets, end of period (000’s)	$2,092	$2,054	$2,022	$2,081	$2,090

Portfolio turnover rate	—%	7.67%	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2019 (unaudited)

Franklin Payout 2021 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 64.5%
Capital Goods 12.2%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$ 100,666
Caterpillar Financial Services Corp., senior note, 1.931%, 10/01/21	United States	100,000	99,907
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	101,439
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	104,475
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	102,242

			508,729

Consumer Services 2.4%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	50,817
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	51,145

			101,962

Diversified Financials 4.9%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	102,839
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	103,192

			206,031

Energy 11.1%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	103,022
Equinor ASA, senior note, 2.75%, 11/10/21	Norway	100,000	101,621
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	101,858
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	104,733
The Williams Companies Inc., senior note, 4.00%, 11/15/21	United States	50,000	51,476

			462,710

Food & Staples Retailing 2.4%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	50,789
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	50,738

			101,527

Food, Beverage & Tobacco 6.0%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	51,018
PepsiCo Inc., senior note, 1.70%, 10/06/21	United States	100,000	99,829
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	101,664

			252,511

Health Care Equipment & Services 3.7%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	52,244
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	102,323

			154,567

Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	52,346

Materials 3.4%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	102,065
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	40,000	41,829

			143,894

34	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

	Country/	Principal
	Organization	Amount	*	Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	$100,000		$ 104,308
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000		101,074

				205,382

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000		102,765

Software & Services 2.4%
International Business Machines Corp., senior note, 2.90%, 11/01/21	United States	100,000		101,753

Telecommunication Services 2.5%
[a] Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000		104,710

Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000		51,097

Utilities 3.6%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000		51,270
Duke Energy Corp., senior note, 1.80%, 9/01/21	United States	100,000		99,675

				150,945

Total Corporate Bonds (Cost $2,665,601)				2,700,929

Foreign Government and Agency Securities (Cost $100,055) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000		100,771

U.S. Government and Agency Securities 17.4%
FFCB, 2.00%, 12/01/21	United States	200,000		201,048
FHLB, 2.625%, 12/10/21	United States	200,000		203,884
U.S. Treasury Note,
1.875%, 11/30/21	United States	160,000		160,741
2.125%, 12/31/21	United States	160,000		161,597

Total U.S. Government and Agency Securities (Cost $721,375)				727,270

Municipal Bonds (Cost $105,648) 2.6%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000		107,312

Total Investments before Short Term Investments (Cost $3,592,679)				3,636,282

		Shares

Short Term Investments (Cost $545,444) 13.1%

Money Market Funds 13.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.35%	United States	545,444		545,444

Total Investments (Cost $4,138,123) 100.0%				4,181,726

Other Assets, less Liabilities 0.0%†				1,910

Net Assets 100.0%				$4,183,636

Semiannual Report	35

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 52.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At November 30, 2019, the value of this security was $104,710, representing 2.5% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2022 Fund

	Six Months Ended
	November 30, 2019	Year Ended May 31,
	(unaudited)	2019		2018[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.24	$ 9.94		$10.00

Income from investment operations[b]:

Net investment income[c]	0.13	0.25		0.08

Net realized and unrealized gains (losses)	0.10	0.29		(0.14)

Total from investment operations	0.23	0.54		(0.06)

Less distributions from:

Net investment income	—	(0.24)		—

Net asset value, end of period	$10.47	$10.24		$ 9.94

Total return[d]	2.25%	5.51%		(0.60)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.46%	4.62%		4.58%

Expenses net of waiver and payments by affiliates	0.29%	0.29%	[f]	0.30%

Net investment income	2.41%	2.50%		2.36%

Supplemental data

Net assets, end of period (000’s)	$1,833	$1,792		$1,739

Portfolio turnover rate	—%	—%		—%

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

f Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2022 Fund (continued)

	Six Months Ended
	November 30, 2019	Year Ended May 31,
	(unaudited)	2019		2018[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.24	$ 9.94		$10.00

Income from investment operations[b]:

Net investment income[c]	0.13	0.25		0.08

Net realized and unrealized gains (losses)	0.10	0.28		(0.14)

Total from investment operations	0.23	0.53		(0.06)

Less distributions from:

Net investment income	—	(0.23)		—

Net asset value, end of period	$10.47	$10.24		$ 9.94

Total return[d]	2.25%	5.48%		(0.60)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.46%	4.62%		4.58%

Expenses net of waiver and payments by affiliates	0.29%	0.30%	[f]	0.33%

Net investment income	2.41%	2.49%		2.33%

Supplemental data

Net assets, end of period (000’s)	$1,833	$1,792		$1,739

Portfolio turnover rate	—%	—%		—%

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2019 (unaudited)

Franklin Payout 2022 Fund

	Country/	Principal
	Organization	Amount	*	Value

Corporate Bonds 69.4%
Banks 9.7%
Bank of America Corp., senior note, 2.503%, 10/21/22	United States	$100,000		$100,900
Bank of Montreal, senior note, 2.55%, 11/06/22	Canada	100,000		101,678
Citigroup Inc., senior note, 2.70%, 10/27/22	United States	50,000		50,785
JPMorgan Chase & Co., senior note, 3.25%, 9/23/22	United States	100,000		103,302

				356,665

Capital Goods 9.7%
Caterpillar Financial Services Corp., senior note, 2.55%, 11/29/22	United States	100,000		101,790
General Dynamics Corp., senior bond, 2.25%, 11/15/22	United States	100,000		101,077
General Electric Co., senior note, 2.70%, 10/09/22	United States	100,000		100,809
Raytheon Co., senior bond, 2.50%, 12/15/22	United States	50,000		50,772

				354,448

Commercial & Professional Services 1.4%
Equifax Inc., senior note, 3.30%, 12/15/22	United States	50,000		51,277

Diversified Financials 2.8%
American Express Co., senior note, 2.65%, 12/02/22	United States	100,000		101,719

Energy 5.6%
[a] APT Pipelines Ltd., senior note, 144A, 3.875%, 10/11/22	Australia	50,000		52,043
ONEOK Partners LP, senior bond, 3.375%, 10/01/22	United States	50,000		51,245
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	United States	100,000		101,628

				204,916

Food & Staples Retailing 2.8%
Walmart Inc., senior note, 2.35%, 12/15/22	United States	100,000		101,393

Food, Beverage & Tobacco 2.8%
Philip Morris International Inc., senior note, 2.50%, 11/02/22	United States	100,000		101,395

Health Care Equipment & Services 2.7%
UnitedHealth Group Inc., senior note, 2.375%, 10/15/22	United States	100,000		101,096

Household & Personal Products 2.7%
Colgate-Palmolive Co., senior note, 2.25%, 11/15/22	United States	100,000		101,350

Insurance 8.4%
[a] Massmutual Global Funding II, secured note, 144A, 2.50%, 10/17/22	United States	100,000		101,707
Metlife Inc., senior bond, 3.048%, 12/15/22	United States	100,000		103,642
[a] Swiss Re Treasury U.S. Corp., senior note, 144A, 2.875%, 12/06/22	Switzerland	100,000		101,714

				307,063

Materials 1.4%
The Dow Chemical Co., senior bond, 3.00%, 11/15/22	United States	50,000		51,156

Media & Entertainment 2.7%
TWDC Enterprises 18 Corp., senior bond, 2.35%, 12/01/22	United States	100,000		101,342

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	50,000		50,940

Real Estate 1.4%
Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000		51,612

Semiannual Report	39

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2022 Fund (continued)

	Country/ Organization	Principal Amount*	Value

Corporate Bonds (continued)
Software & Services 4.2%
Fiserv Inc., senior bond, 3.50%, 10/01/22	United States	$50,000	$51,731
International Business Machines Corp., senior note, 2.875%, 11/09/22	United States	100,000	102,493

			154,224

Technology Hardware & Equipment 1.4%
NetApp Inc., senior bond, 3.25%, 12/15/22	United States	50,000	50,834

Telecommunication Services 1.4%
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	50,000	50,650

Transportation 2.8%
United Parcel Service Inc., senior bond, 2.45%, 10/01/22	United States	100,000	101,583

Utilities 4.1%
AEP Texas Inc., senior note, 2.40%, 10/01/22	United States	50,000	50,421
NiSource Inc., senior note, 2.65%, 11/17/22	United States	50,000	50,570
Public Service Enterprise Group Inc., senior note, 2.65%, 11/15/22	United States	50,000	50,725

			151,716

Total Corporate Bonds (Cost $2,485,498)			2,545,379

Foreign Government and Agency Securities 5.5%
International Bank for Reconstruction and Development, senior note, 1.875%, 10/07/22	Supranational[b]	100,000	100,534
International Finance Corp., senior note, 2.00%, 10/24/22	Supranational[b]	100,000	100,949

Total Foreign Government and Agency Securities (Cost $196,462)			201,483

U.S. Government and Agency Securities 17.6%
FHLB,
1.875%, 12/09/22	United States	150,000	151,001
2.50%, 12/09/22	United States	150,000	153,618
U.S. Treasury Note,
1.625%, 11/15/22	United States	170,000	170,043
2.00%, 11/30/22	United States	170,000	171,909

Total U.S. Government and Agency Securities (Cost $628,660)			646,571

Asset-Backed Securities 4.2%
Diversified Financials 4.2%
American Express Credit Account Master Trust, 2017-7, A, 2.35%, 5/15/25	United States	100,000	101,432
Capital One Multi-Asset Execution Trust, 2017-A6, A6, 2.29%, 7/15/25	United States	50,000	50,608

Total Asset-Backed Securities (Cost $147,176)			152,040

Total Investments before Short Term Investments (Cost $3,457,796)			3,545,473

40	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2022 Fund (continued)

	Country/ Organization	Shares	Value

Short Term Investments (Cost $127,267) 3.5%

Money Market Funds 3.5%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.35%	United States	127,267	$127,267

Total Investments (Cost $3,585,063) 100.2%			3,672,740

Other Assets, less Liabilities (0.2)%			(7,373)

Net Assets 100.0%			$3,665,367

See Abbreviations on page 52.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At November 30, 2019, the aggregate value of these securities was $357,092, representing 9.8% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

November 30, 2019 (unaudited)

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,284,059	$3,834,883	$3,592,679	$3,457,796
Cost - Non-controlled affiliates (Note 3d)	2,761,777	283,606	545,444	127,267

Value - Unaffiliated issuers	$1,284,074	$3,842,704	$3,636,282	$3,545,473
Value - Non-controlled affiliates (Note 3d)	2,761,777	283,606	545,444	127,267
Receivables:
Investment securities sold	50,000	—	—	—
Interest	15,423	23,527	24,354	17,975
Affiliates	3,836	10,733	10,915	9,605
Other assets	1,808	337	584	1,077
Total assets	4,116,918	4,160,907	4,217,579	3,701,397
Liabilities:
Payables:
Transfer agent fees	62	62	59	66
Reports to shareholders	1,558	1,486	1,459	1,460
Registration and filing fees	—	5,786	5,785	8,470
Professional fees	7,296	26,473	26,622	26,002
Accrued expenses and other liabilities	165	18	18	32
Total liabilities	9,081	33,825	33,943	36,030
Net assets, at value	$4,107,837	$4,127,082	$4,183,636	$3,665,367
Net assets consist of:
Paid-in capital	$4,043,899	$4,049,677	$4,054,606	$3,496,135
Total distributable earnings (loss)	63,938	77,405	129,030	169,232
Net assets, at value	$4,107,837	$4,127,082	$4,183,636	$3,665,367
Class R6:
Net assets, at value	$2,053,929	$2,063,549	$2,091,827	$1,832,655
Shares outstanding	202,465	202,763	203,001	175,000
Net asset value and maximum offering price per share	$10.14	$10.18	$10.30	$10.47
Advisor Class:
Net assets, at value	$2,053,908	$2,063,533	$2,091,809	$1,832,712
Shares outstanding	202,465	202,763	203,001	175,000
Net asset value and maximum offering price per share	$10.14	$10.18	$10.30	$10.47

42	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended November 30, 2019 (unaudited)

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3d)	$7,051	$1,943	$2,876	$619
Interest:
Unaffiliated issuers	33,852	45,581	48,822	48,530

Total investment income	40,903	47,524	51,698	49,149

Expenses:
Management fees (Note 3a)	6,133	6,160	6,232	5,453
Transfer agent fees: (Note 3c)
Class R6	208	206	209	187
Advisor Class	204	206	218	186
Custodian fees (Note 4)	420	264	264	14
Reports to shareholders	3,548	3,422	3,449	3,448
Registration and filing fees	10,330	17,924	17,926	16,963
Professional fees	15,145	30,005	30,299	29,966
Pricing fees	1,919	5,826	3,860	4,374
Other	3,738	2,314	2,297	2,326

Total expenses	41,645	66,327	64,754	62,917
Expenses waived/paid by affiliates (Note 3e)	(35,715)	(60,372)	(58,719)	(57,642)

Net expenses	5,930	5,955	6,035	5,275

Net investment income.	34,973	41,569	45,663	43,874

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	112	322	5,165	—

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	7,916	11,793	24,293	38,422

Net realized and unrealized gain (loss)	8,028	12,115	29,458	38,422

Net increase (decrease) in net assets resulting from operations	$43,001	$53,684	$75,121	$82,296

The accompanying notes are an integral part of these financial statements. | Semiannual Report	43

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Payout 2019 Fund		Franklin Payout 2020 Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$34,973	$75,156	$41,569	$83,392
Net realized gain (loss)	112	(926)	322	(5,944)
Net change in unrealized appreciation (depreciation)	7,916	23,245	11,793	43,541

Net increase (decrease) in net assets resulting from operations	43,001	97,475	53,684	120,989

Distributions to shareholders:
Class R6	—	(38,529)	—	(41,851)
Advisor Class	—	(38,225)	—	(41,546)

Total distributions to shareholders	—	(76,754)	—	(83,397)

Net increase (decrease) in net assets	43,001	20,721	53,684	37,592
Net assets:
Beginning of period	4,064,836	4,044,115	4,073,398	4,035,806

End of period	$4,107,837	$4,064,836	$4,127,082	$4,073,398

44	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Payout 2021 Fund		Franklin Payout 2022 Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$45,663	$93,424	$43,874	$87,114
Net realized gain (loss)	5,165	(6,310)	—	—
Net change in unrealized appreciation (depreciation)	24,293	72,495	38,422	99,663

Net increase (decrease) in net assets resulting from operations	75,121	159,609	82,296	186,777

Distributions to shareholders:
Class R6	—	(47,320)	—	(41,125)
Advisor Class	—	(47,015)	—	(40,740)

Total distributions to shareholders	—	(94,335)	—	(81,865)

Net increase (decrease) in net assets	75,121	65,274	82,296	104,912
Net assets:
Beginning of period	4,108,515	4,043,241	3,583,071	3,478,159

End of period	$4,183,636	$4,108,515	$3,665,367	$3,583,071

The accompanying notes are an integral part of these financial statements. | Semiannual Report	45

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds offer two classes of shares: Class R6 and Advisor Class. Each class of shares may differ by its voting rights on matters affecting a single class and fees due to differing arrangements for transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2019, the each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

46	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At November 30, 2019, there were an unlimited number of shares authorized (without par value). During the year ended May 31, 2019 and period ended November 30, 2019, there were no transactions of the Funds’ shares.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Portfolio Advisors, Inc. (FT Portfolio Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report	47

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.   Transactions with Affiliates (continued)

a.  Management Fees

The Funds pay an investment management fee to Advisers of 0.30% per year of the average daily net assets of each of the Funds.

Effective October 24 , 2019, under a subadvisory agreement, FT Portfolio Advisors, an affiliate of Advisers, provides subadvisory services to the Funds. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets and is not an additional expense of the Funds.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Transfer agent fees	$412	$412	$427	$366

d.   Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2019, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$386,344	$2,434,937	$(59,504)	$ —	$ —	$2,761,777	2,761,777	$7,051

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$186,412	$ 164,349	$(67,155)	$ —	$ —	$ 283,606	283,606	$1,943

48	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$274,467	$336,380	$(65,403)	$ —	$ —	$ 545,444	545,444	$2,876

Franklin Payout 2022 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$56,466	$131,573	$(60,772)	$ —	$ —	$ 127,267	127,267	$ 619

e.  Waiver and Expense Reimbursements

Advisers have contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Advisor Class of the Funds do not exceed 0.44%, and for Class R6 do not exceed 0.29%, based on the average net assets of each class until September 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

f.  Other Affiliated Transactions

At November 30, 2019, Advisers owned 100% of the Funds’ outstanding shares. Investment activities of this shareholder could have a material impact on the Funds.

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2019, there were no credits earned.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At May 31, 2019, the capital loss carryforwards were as follows:

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund
Capital loss carryforwards not subject to expiration:
Short term	$ 273	$ 972	$ —
Long term	2,713	6,063	6,235

Total capital loss carryforwards	$2,986	$7,035	$6,235

Semiannual Report	49

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5.   Income Taxes (continued)

At November 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Cost of investments	$4,045,796	$4,118,489	$4,135,509	$3,583,748

Unrealized appreciation	$ 71	$ 14,692	$ 46,217	$ 88,992
Unrealized depreciation	(16)	(6,871)	—	—

Net unrealized appreciation (depreciation)	$ 55	$ 7,821	$ 46,217	$ 88,992

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2019, were as follows:

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Purchases	$ —	$ —	$ —	$ —
Sales	$2,386,086	$31,858	$210,012	$ —

7.   Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2019, the Funds did not use the Global Credit Facility.

8.   Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

50	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Payout 2019 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$764,008	$—	$764,008
U.S. Government and Agency Securities	—	520,066	—	520,066
Short Term Investments	2,761,777	—	—	2,761,777

Total Investments in Securities	$2,761,777	$1,284,074	$—	$4,045,851
Franklin Payout 2020 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,940,984	$—	$2,940,984
Foreign Government and Agency Securities	—	200,671	—	200,671
U.S. Government and Agency Securities	—	701,049	—	701,049
Short Term Investments	283,606	—	—	283,606

Total Investments in Securities	$283,606	$3,842,704	$—	$4,126,310
Franklin Payout 2021 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,700,929	$—	$2,700,929
Foreign Government and Agency Securities	—	100,771	—	100,771
U.S. Government and Agency Securities	—	727,270	—	727,270
Municipal Bonds	—	107,312	—	107,312
Short Term Investments	545,444	—	—	545,444

Total Investments in Securities	$545,444	$3,636,282	$—	$4,181,726
Franklin Payout 2022 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,545,379	$—	$2,545,379
Foreign Government and Agency Securities	—	201,483	—	201,483
U.S. Government and Agency Securities	—	646,571	—	646,571
Asset-Backed Securities	—	152,040	—	152,040
Short Term Investments	127,267	—	—	127,267

Total Investments in Securities	$127,267	$3,545,473	$—	$3,672,740

aFor detailed categories, see the accompanying Statement of Investments.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9.   Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On July 17, 2019, the Board for Franklin Payout 2019 Fund approved a proposal to liquidate the Fund. The Fund liquidated on January 10, 2020.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
GO	General Obligation

52	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Fund Allocator Series

Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc.	Shareholder Services (800) 321-8563

© 2019-2020 Franklin Templeton Investments. All rights reserved.	FAS3 S 01/20

Franklin NextStep Conservative Fund	Franklin NextStep Growth Fund
Franklin NextStep Moderate Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Visit nextstepfunds.com for fund updates and to find helpful financial planning tools.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

The global economy expanded during the six months ended November 30, 2019, despite weakness in certain regions. Global stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, periods of optimism about a potential U.S.-China trade deal and monetary policy easing by major central banks.

However, markets also reflected concerns about political uncertainties in the U.S. (including the impeachment inquiry into President Donald Trump), geopolitical tensions in certain regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. Overall, global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted a +12.37% total return for the six months under review.1

The U.S. economy expanded during the six months ended November 30, 2019. After moderating in 2019’s second quarter, the economy grew faster in the third quarter, aided by consumer spending, housing investment, government spending, and exports. The manufacturing sector expanded at the start of the period, but contracted during the last four months, while the services sector expanded throughout the period. The unemployment rate decreased slightly from 3.6% in May 2019 to 3.5% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, increased from 1.8% in May 2019 to 2.1% at period-end.2

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. The Fed further lowered the federal funds target rate range by 0.25% at its September and October meetings, to 1.50%–1.75%, reiterating the rationale cited at the July meeting.

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth contracted in 2019’s second quarter but recovered in the third quarter. The Bank of England kept its key policy rate unchanged during the six-month period and lowered its GDP forecasts for 2019 and 2020, amid Brexit uncertainties. The eurozone’s quarterly GDP growth moderated in 2019’s second quarter and remained stable in the third quarter. The bloc’s annual inflation rate ended the period lower. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In November, the ECB resumed its asset purchase program in an effort to boost the economy.

In Asia, Japan’s quarterly GDP growth moderated in 2019’s second and third quarters. The Bank of Japan left its benchmark interest rate unchanged and continued its stimulus measures during the review period.

In larger emerging markets, Brazil’s quarterly GDP growth accelerated in 2019’s second and third quarters. The Central Bank of Brazil lowered its benchmark interest rate three times during the period. Russia’s annual GDP growth accelerated in 2019’s second and third quarters. The Bank of Russia cut its key interest rate four times during the period. China’s annual GDP growth moderated in 2019’s second and third quarters. The People’s Bank of China implemented an interest-rate reform in August, designating the loan prime rate as the new benchmark for household and business loans, effectively lowering interest rates several times during the period. Overall, global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a +6.13% total return for the six months under review.1

The foregoing information reflects our analysis and opinions as of November 30, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin NextStep Conservative Fund

This semiannual report for Franklin NextStep Conservative Fund covers the period ended November 30, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a conservative level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity and debt investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares posted a +4.52% cumulative total return for the six months under review. In comparison, the Fund’s blended benchmark, which is 60% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Standard & Poor’s 500® Index (S&P 500®), 15% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index and 10% MSCI All Country World Index (ACWI) ex U.S. (Net Dividends) Index, posted a +5.99% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 25% to equities and equity-related securities and 75% to debt securities. The

Asset Allocation*

Based on Total Net Assets as of 11/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity and debt investments will typically be in the 10%–30% and 70%–90% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 24.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Top 10 Fund Holdings

11/30/19

% of Total Net Assets
Prudential Core Bond Fund – Class Q	18.3%
Franklin Low Duration Total Return Fund – Class R6	15.1%
iShares Core U.S. Aggregate Bond ETF	12.4%
iShares 7-10 Year Treasury Bond ETF	11.2%
Vanguard Total International Bond ETF	6.8%
Templeton Global Total Return Fund – Class R6	6.7%
iShares Core S&P 500 ETF	4.8%
Xtrackers USD High Yield Corporate Bond ETF	3.6%
Franklin Growth Fund – Class R6	3.2%
Franklin LibertyQ U.S. Equity ETF	3.2%

Manager’s Discussion

The Fund’s performance can be attributed to our cross-asset allocation within fixed income and equities, as well as manager selection decisions within those asset classes.

On November 30, 2019, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Conservative Fund allocated 74.0% to fixed income, 23.8% of total net assets to equity and 2.2% to cash. Domestic fixed income exposure was 81.7% of the total fixed income weighting, with the balance represented by foreign fixed income. Prudential Core Bond Fund – Class Q, at 18.3% of the Fund’s total net assets, was our largest fixed income weighting at period-end. On the equity side, domestic exposure was 66.4% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 4.8% of the Fund’s total net assets.

A modest underweight to equity detracted, although manager selection in equity benefited relative returns. As a result, overall equity positioning hampered results. Fixed income positioning also weighed on the Fund’s relative performance, as fund selection and low duration positioning hindered returns. Our shorter-than-benchmark duration (interest rate sensitivity) exposure detracted from relative performance as the U.S. Federal Reserve reduced the federal funds rate three times during the review period.

Within equities, we maintained an underweight to Asia Pacific ex-Japan, Canada and Japan during the six-month period. These regional allocations strengthened relative returns in the asset class. A modest overweight to emerging market equities was the only regional detractor.

With regards to underlying bond funds, our exposure to Templeton Global Total Return Fund – Class R6, weighed on relative returns. The Fund held positions in Argentine pesos and local bonds, which both sold off sharply on a surprise outcome in August from presidential election primaries. In equity, underlying value-oriented funds such as iShares S&P 500 Value ETF and Franklin Mutual European Fund –Class R6, supported relative performance. In contrast, Franklin Growth Fund – Class R6, detracted from relative results. The Fund’s stock selection dampened returns, particularly in the energy sector.

Our largest domestic fixed income fund holding, Prudential Core Bond Fund – Class Q, slightly underperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index. On the equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed largely in line with the S&P 500. Among our largest foreign equity fund holdings, Columbia Contrarian Europe Fund – Class Z, underperformed the MSCI Europe Index, while Franklin Mutual European Fund – Class R6 outperformed the index.

Thank you for your participation in Franklin NextStep Conservative Fund. We look forward to serving your future investment needs.

4	Semiannual Report	nextstepfunds.com

FRANKLIN NEXTSTEP CONSERVATIVE FUND

Thomas A. Nelson, CFA

May Tong, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Performance Summary as of November 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
6-Month	+4.52%	-1.26%
1-Year	+8.56%	+2.59%
3-Year	+15.95%	+3.08%
Since Inception (2/5/16)	+21.29%	+3.64%

Advisor[5]
6-Month	+4.63%	+4.63%
1-Year	+8.81%	+8.81%
3-Year	+16.75%	+5.30%
Since Inception(2/5/16)	+22.34%	+4.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

PERFORMANCE SUMMARY

Distributions (6/1/19–11/30/19)

Share Class	Net Investment Income
A	$0.1242
C	$0.0797
Advisor	$0.1363

Total Annual Operating Expenses[6]

Share Class	With Fee Waiver	Without Fee Waiver
A	0.97%	4.40%
Advisor	0.72%	4.15%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance.

1. The Fund has an expense reduction contractually guaranteed through 9/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,045.20	$3.07	$1,022.00	$3.03	0.60%
C	$1,000	$1,041.20	$6.79	$1,018.35	$6.71	1.33%
Advisor	$1,000	$1,046.30	$1.79	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8	Semiannual Report	nextstepfunds.com

Franklin NextStep Moderate Fund

This semiannual report for Franklin NextStep Moderate Fund covers the period ended November 30, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares posted a cumulative total return of +8.14% for the six months under review. In comparison, the Fund’s blended benchmark, which is 35% Standard & Poor’s 500 Index (S&P 500), 25% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI All Country World Index (ACWI) ex U.S. (Net Dividends) Index and 15% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index, posted a +9.04% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 60% to equities and equity-related securities and 40% to debt securities. The

Asset Allocation*

Based on Total Net Assets as of 11/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Fund may also invest up to 5% in alternative investment funds. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 45%–65%, 35%–55% and 0%–5% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 29.

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FRANKLIN NEXTSTEP MODERATE FUND

volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings 11/30/19

% of Total Net Assets
iShares Core S&P 500 ETF	11.4%
Prudential Core Bond Fund – Class Q	9.4%
Franklin Growth Fund – Class R6	7.7%
Franklin LibertyQ U.S. Equity ETF	7.6%
Franklin Low Duration Total Return Fund – Class R6	7.5%
Pioneer Fundamental Growth Fund – Class K	5.9%
iShares Core U.S. Aggregate Bond ETF	5.9%
iShares S&P 500 Value ETF	5.8%
iShares 7-10 Year Treasury Bond ETF	5.6%
Columbia Contrarian Europe Fund – Class Z	4.0%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed to our cross-asset allocation within fixed income, equities and alternatives, as well as manager selection decisions within those asset classes.

On November 30, 2019, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Moderate Fund allocated 59.0% of total net assets to equity, 37.7% to fixed income, 2.0% to alternatives and 1.3% to cash. On the equity side, domestic exposure was 65.0% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 11.4% of the Fund’s total net assets. Domestic fixed income exposure was 80.1% of the total fixed income weighting, with the balance represented by foreign fixed income. Prudential Core Bond Fund – Class Q, at 9.4% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, overall positioning in equity benefited relative returns, particularly regional allocations and Fund selection. Within equities, we maintained an overweight to the U.S. and an underweight to Japan, Asia Pacific ex-Japan and Canada during the six-month period. These regional allocations strengthened relative returns in the asset class. A modest overweight to emerging-market equities was the only regional detractor.

Conversely, fixed income positioning weighed on the Fund’s relative performance, as Fund selection and low duration positioning hindered returns. Our shorter-than-benchmark duration (interest rate sensitivity) exposure detracted from relative performance as the U.S. Federal Reserve reduced the federal funds rate three times during the review period.

Among underlying equity funds, value-oriented funds such as iShares S&P 500 Value ETF and Franklin Mutual European Fund – Class R6, supported relative performance. In contrast, Franklin Growth Fund – Class R6, detracted from relative results. The Fund’s stock selection dampened returns, particularly in the energy sector. In fixed income, our exposure to Templeton Global Total Return Fund – Class R6, weighed on relative returns. The Fund held positions in Argentine pesos and local bonds, which both sold off sharply on a surprise outcome in August from presidential election primaries. Off-benchmark exposure to alternative investments, including commodities, also weakened results.

On the equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed largely in line with the S&P 500. Among our largest foreign equity fund holdings, Columbia Contrarian Europe Fund – Class Z underperformed the MSCI Europe Index, while Franklin Mutual European Fund – Class R6 outperformed the index. Our largest domestic fixed income fund holding, Prudential Core Bond Fund – Class Q slightly underperformed the

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Bloomberg Barclays U.S. Aggregate Bond Index, and our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index.

Thank you for your participation in Franklin NextStep Moderate Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

May Tong, CFA Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP MODERATE FUND

Performance Summary as of November 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
6-Month	+8.14%	+2.18%
1-Year	+10.33%	+4.28%
3-Year	+24.66%	+5.63%
Since Inception (2/5/16)	+36.38%	+6.87%

Advisor[5]
6-Month	+8.17%	+8.17%
1-Year	+10.59%	+10.59%
3-Year	+25.54%	+7.88%
Since Inception(2/5/16)	+37.57%	+7.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP MODERATE FUND

PERFORMANCE SUMMARY

Distributions (6/1/19–11/30/19)

Share Class	Net Investment Income
A	$0.0915
C	$0.0454
Advisor	$0.1065

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	1.02%	1.85%
Advisor	0.77%	1.60%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance.

1. The Fund has an expense reduction contractually guaranteed through 9/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEXTSTEP MODERATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,081.40	$3.12	$1,022.00	$3.03	0.60%
C	$1,000	$1,077.00	$6.96	$1,018.30	$6.76	1.34%
Advisor	$1,000	$1,081.70	$1.82	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin NextStep Growth Fund

This semiannual report for Franklin NextStep Growth Fund covers the period ended November 30, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a growth-oriented level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares posted a cumulative total return of +9.70% for the six months under review. In comparison, the Fund’s blended benchmark, which is 45% Standard & Poor’s 500® Index (S&P 500®), 30% MSCI All Country World Index (ACWI) ex U.S. (Net Dividends) Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index, posted a +10.44% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 18.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 75% to equities and equity-related securities and 25% to debt securities. The

Asset Allocation*

Based on Total Net Assets as of 11/30/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Fund may also invest up to 10% in alternative investment funds. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 60%–80%, 20%–40% and 0%–10% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 34.

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FRANKLIN NEXTSTEP GROWTH FUND

volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings

11/30/19

% of Total Net Assets
iShares Core S&P 500 ETF	15.0%
Franklin Growth Fund – Class R6	10.0%
Franklin LibertyQ U.S. Equity ETF	9.9%
iShares S&P 500 Value ETF	7.4%
Pioneer Fundamental Growth Fund – Class K	7.4%
Prudential Core Bond Fund – Class Q	6.7%
Franklin Mutual European Fund – Class R6	4.7%
Franklin Low Duration Total Return Fund – Class R6	4.5%
Columbia Contrarian Europe Fund – Class Z	4.5%
iShares Core MSCI Europe ETF	4.1%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed to our cross-asset allocation within fixed income, equities and alternatives, as well as manager selection decisions within those asset classes.

On November 30, 2019, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Growth Fund allocated 74.3% of total net assets to equity, 22.6% to fixed income, 2.0% to alternatives and 1.1% to cash. On the equity side, domestic exposure was 66.7% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 15.0% of the Fund’s total net assets. Domestic fixed income exposure was 80.0% of the total fixed income weighting, with the balance represented by foreign fixed income. Prudential Core Bond Fund – Class Q, at 6.7% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, overall positioning in equity benefited relative returns, particularly regional allocations and fund selection. Within equities, we maintained an overweight to the U.S. and an underweight to Japan, Asia Pacific ex-Japan and Canada during the six-month period. These regional allocations strengthened relative returns in the asset class. A modest overweight to emerging-market equities was the only regional detractor.

Conversely, fixed income positioning weighed on the Fund’s relative performance, as fund selection and low duration positioning hindered returns. Our shorter-than-benchmark duration (interest rate sensitivity) exposure detracted from relative performance as the U.S. Federal Reserve reduced the federal funds rate three times during the review period.

Among underlying equity funds, value-oriented funds such as iShares S&P 500 Value ETF and Franklin Mutual European Fund – Class R6, supported relative performance. In contrast, Franklin Growth Fund – Class R6, detracted from relative results. The Fund’s stock selection dampened returns, particularly in the energy sector. In fixed income, Templeton Global Total Return Fund – Class R6, detracted from relative returns. The Fund held positions in Argentine pesos and local bonds, which both sold off sharply on a surprise outcome in August from presidential election primaries. Off-benchmark exposure to alternative investments, including commodities, also weakened results.

On the equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed largely in line with the S&P 500. Among our largest foreign equity fund holdings, Columbia Contrarian Europe Fund – Class Z, underperformed the MSCI Europe Index, while Franklin Mutual European Fund – Class R6 outperformed the index. Our largest domestic fixed income fund holding, Prudential Core Bond Fund – Class Q, slightly underperformed the Barclays U.S. Aggregate Bond Index, and our largest global fixed

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income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Barclays Multiverse ex USD (USD Hedged) Index.

Thank you for your participation in Franklin NextStep Growth Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

May Tong, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP GROWTH FUND

Performance Summary as of November 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
6-Month	+9.70%	+3.71%
1-Year	+11.37%	+5.22%
3-Year	+28.88%	+6.80%
Since Inception (2/5/16)	+42.04%	+8.02%

Advisor[5]
6-Month	+9.87%	+9.87%
1-Year	+11.72%	+11.72%
3-Year	+29.92%	+9.12%
Since Inception (2/5/16)	+43.32%	+8.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (6/1/19–11/30/19)

Share Class	Net Investment Income
A	$0.0936
C	$0.0252
Advisor	$0.1162

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	1.03%	2.60%
Advisor	0.78%	2.35%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance.

1. The Fund has an expense reduction contractually guaranteed through 9/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEXTSTEP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,097.00	$3.15	$1,022.00	$3.03	0.60%
C	$1,000	$1,093.10	$7.01	$1,018.30	$6.76	1.34%
Advisor	$1,000	$1,098.70	$1.84	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Conservative Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,
		2019	2018	2017	2016[a]

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.77	$10.80	$10.80	$10.42	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.11	0.29	0.18	0.13	0.03

Net realized and unrealized gains (losses)	0.39	0.08	0.10	0.37	0.40

Total from investment operations	0.50	0.37	0.28	0.50	0.43

Less distributions from:

Net investment income	(0.12)	(0.28)	(0.18)	(0.09)	(0.01)

Net realized gains	—	(0.12)	(0.10)	(0.03)	—

Total distributions	(0.12)	(0.40)	(0.28)	(0.12)	(0.01)

Net asset value, end of period	$11.15	$10.77	$10.80	$10.80	$10.42

Total return[e]	4.52%	3.59%	2.46%	4.87%	4.26%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.37%	4.03%	3.58%	6.40%	23.36%

Expenses net of waiver and payments by affiliates[g]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	2.01%	2.70%	1.67%	1.24%	0.84%

Supplemental data

Net assets, end of period (000’s)	$1,881	$1,526	$837	$1,010	$549

Portfolio turnover rate	33.90%	47.98%	40.15%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.30% for the period ended November 30, 2019.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,
		2019	2018	2017	2016[a]

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.71	$10.73	$10.73	$10.39	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.21	0.10	0.05	— [e]

Net realized and unrealized gains (losses)	0.39	0.08	0.08	0.37	0.40

Total from investment operations	0.46	0.29	0.18	0.42	0.40

Less distributions from:

Net investment income	(0.08)	(0.19)	(0.08)	(0.05)	(0.01)

Net realized gains	—	(0.12)	(0.10)	(0.03)	—

Total distributions	(0.08)	(0.31)	(0.18)	(0.08)	(0.01)

Net asset value, end of period	$11.09	$10.71	$10.73	$10.73	$10.39

Total return[f]	4.12%	2.89%	1.67%	4.07%	3.96%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	4.10%	4.78%	4.33%	7.15%	24.11%

Expenses net of waiver and payments by affiliates[h]	1.33%	1.35%	1.35%	1.35%	1.35%

Net investment income[d]	1.28%	1.95%	0.92%	0.49%	0.09%

Supplemental data

Net assets, end of period (000’s)	$1,938	$1,930	$2,131	$2,452	$373

Portfolio turnover rate	33.90%	47.98%	40.15%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.30% for the period ended November 30, 2019.

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)
		Year Ended May 31,
		2019	2018	2017[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.77	$10.80	$10.82	$10.43

Income from investment operations[b]:

Net investment income[c,d]	0.12	0.32	0.21	0.15

Net realized and unrealized gains (losses)	0.40	0.07	0.09	0.37

Total from investment operations	0.52	0.39	0.30	0.52

Less distributions from:

Net investment income	(0.14)	(0.30)	(0.22)	(0.10)

Net realized gains	—	(0.12)	(0.10)	(0.03)

Total distributions	(0.14)	(0.42)	(0.32)	(0.13)

Net asset value, end of period	$11.15	$10.77	$10.80	$10.82

Total return[e]	4.63%	3.85%	2.82%	4.94%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.12%	3.78%	3.33%	6.15%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%	0.35%	0.35%

Net investment income[d]	2.26%	2.95%	1.92%	1.49%

Supplemental data

Net assets, end of period (000’s)	$227	$224	$195	$5

Portfolio turnover rate	33.90%	47.98%	40.15%	103.41%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.30% for the period ended November 30, 2019.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2019 (unaudited)

Franklin NextStep Conservative Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.8%
Domestic Equity 15.8%
[a]Franklin Growth Fund, Class R6	1,103	$128,943
[a]Franklin LibertyQ U.S. Equity ETF	3,705	127,297
iShares Core S&P 500 ETF	615	195,109
iShares S&P 500 Value ETF	750	95,572
Pioneer Fundamental Growth Fund, Class K	3,551	93,143

		640,064

Domestic Fixed Income 60.5%
[a]Franklin Low Duration Total Return Fund, Class R6	62,997	610,435
iShares 7-10 Year Treasury Bond ETF	4,055	452,781
iShares Core U.S. Aggregate Bond ETF	4,416	499,008
Prudential Core Bond Fund, Class Q	72,288	739,509
Xtrackers USD High Yield Corporate Bond ETF	2,935	146,574

		2,448,307

Foreign Equity 8.0%
Columbia Contrarian Europe Fund, Class Z	7,951	56,691
[a]Franklin FTSE Japan ETF	1,025	26,806
[a]Franklin Mutual European Fund, Class R6	2,791	60,289
Goldman Sachs Emerging Markets Equity Insights Fund	4,372	41,142
Hennessy Japan Fund, Class I	461	18,145
iShares Core MSCI Emerging Markets ETF	427	21,850
iShares Core MSCI Europe ETF	1,140	55,176
[a]Templeton Developing Markets Trust, Class R6	1,980	42,482

		322,581

Foreign Fixed Income 13.5%
[a]Templeton Global Total Return Fund, Class R6	24,798	272,281
Vanguard Total International Bond ETF	4,720	274,515

		546,796

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $3,739,934)		3,957,748

Short Term Investments 3.0%

Money Market Funds (Cost $94,556) 2.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio, 1.35%	94,556	94,556

24	Semiannual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Conservative Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $24,681) 0.6%
[c]Joint Repurchase Agreement, 1.618%, 12/02/19 (Maturity Value $24,685)
BNP Paribas Securities Corp. (Maturity Value $15,956)
Deutsche Bank Securities Inc. (Maturity Value $4,170)
HSBC Securities (USA) Inc. (Maturity Value $4,559)
Collateralized by U.S. Government Agency Securities, 4.50%, 1/20/49; [d]U.S. Treasury Bills, 5/14/20 - 8/13/20; U.S. Treasury Bonds, 7.875% - 8.75%, 5/15/20 - 2/15/21; and U.S. Treasury Notes, 1.625% - 2.875%, 6/30/20 - 11/15/21 (valued at $25,171)	$24,681	$24,681

Total Investments (Cost $3,859,171) 100.8%		4,076,985

Other Assets, less Liabilities (0.8)%		(31,342)

Net Assets 100.0%		$4,045,643

See Abbreviations on page 49.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

dThe security was issued on a discount basis with no stated coupon rate.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Moderate Fund

	Six Months Ended November 30, 2019 (unaudited)
		Year Ended May 31,
		2019	2018	2017	2016[a]

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.49	$11.98	$11.53	$10.80	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.23	0.15	0.11	0.01

Net realized and unrealized gains (losses)	0.88	(0.18)	0.72	0.75	0.79

Total from investment operations	0.96	0.05	0.87	0.86	0.80

Less distributions from:

Net investment income	(0.09)	(0.24)	(0.12)	(0.10)	(—)[e]

Net realized gains	—	(0.30)	(0.30)	(0.03)	—

Total distributions	(0.09)	(0.54)	(0.42)	(0.13)	(—)[e]

Net asset value, end of period	$12.36	$11.49	$11.98	$11.53	$10.80

Total return[f]	8.14%	0.55%	7.56%	7.95%	8.02%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.49%	1.43%	1.30%	2.39%	6.08%

Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	1.39%	1.99%	1.29%	0.94%	0.34%

Supplemental data

Net assets, end of period (000’s)	$7,053	$7,026	$7,132	$7,259	$3,280

Portfolio turnover rate	31.67%	35.85%	65.66%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the period ended November 30, 2019.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)
		Year Ended May 31,
		2019	2018	2017	2016[a]

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.39	$11.86	$11.46	$10.78	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.04	0.15	0.06	0.02	(0.02)

Net realized and unrealized gains (losses)	0.88	(0.19)	0.71	0.75	0.80

Total from investment operations	0.92	(0.04)	0.77	0.77	0.78

Less distributions from:

Net investment income	(0.05)	(0.13)	(0.07)	(0.06)	(—)[e]

Net realized gains	—	(0.30)	(0.30)	(0.03)	—

Total distributions	(0.05)	(0.43)	(0.37)	(0.09)	(—)[e]

Net asset value, end of period	$12.26	$11.39	$11.86	$11.46	$10.78

Total return[f]	7.70%	(0.11)%	6.70%	7.14%	7.82%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.23%	2.16%	2.05%	3.14%	6.83%

Expenses net of waiver and payments by affiliates[h]	1.34%	1.33%	1.35%	1.35%	1.35%

Net investment income (loss)[d]	0.65%	1.26%	0.54%	0.19%	(0.41)%

Supplemental data

Net assets, end of period (000’s)	$5,487	$5,395	$6,969	$7,017	$1,369

Portfolio turnover rate	31.67%	35.85%	65.66%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the period ended November 30, 2019.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.52	$12.01	$11.55	$10.71

Income from investment operations[b]:

Net investment income[c,d]	0.10	0.27	0.19	0.12

Net realized and unrealized gains (losses)	0.87	(0.19)	0.71	0.86

Total from investment operations	0.97	0.08	0.90	0.98

Less distributions from:

Net investment income	(0.11)	(0.27)	(0.14)	(0.11)

Net realized gains.	—	(0.30)	(0.30)	(0.03)

Total distributions	(0.11)	(0.57)	(0.44)	(0.14)

Net asset value, end of period	$12.38	$11.52	$12.01	$11.55

Total return[e]	8.17%	0.86%	7.79%	9.21%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.24%	1.18%	1.05%	2.14%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%	0.35%	0.35%

Net investment income[d]	1.64%	2.24%	1.54%	1.19%

Supplemental data

Net assets, end of period (000’s)	$89	$93	$216	$116

Portfolio turnover rate.	31.67%	35.85%	65.66%	75.56%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the period ended November 30, 2019.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2019 (unaudited)

Franklin NextStep Moderate Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.7%
Alternative Strategies 2.0%
[a,b]Franklin K2 Alternative Strategies Fund, Class R6	21,851	$253,686

Domestic Equity 38.4%
[b]Franklin Growth Fund, Class R6	8,350	976,228
[b]Franklin LibertyQ U.S. Equity ETF	28,040	963,401
iShares Core S&P 500 ETF	4,540	1,440,315
iShares S&P 500 Value ETF	5,692	725,332
Pioneer Fundamental Growth Fund, Class K	28,473	746,838

		4,852,114

Domestic Fixed Income 30.2%
[b]Franklin Low Duration Total Return Fund, Class R6	97,901	948,666
iShares 7-10 Year Treasury Bond ETF	6,300	703,458
iShares Core U.S. Aggregate Bond ETF	6,518	736,534
Prudential Core Bond Fund, Class Q	116,117	1,187,875
Xtrackers USD High Yield Corporate Bond ETF	4,570	228,226

		3,804,759

Foreign Equity 20.6%
Columbia Contrarian Europe Fund, Class Z	69,805	497,711
[b]Franklin FTSE Japan ETF	7,700	201,374
[b]Franklin Mutual European Fund, Class R6	22,719	490,735
Goldman Sachs Emerging Markets Equity Insights Fund	37,875	356,402
Hennessy Japan Fund, Class I	3,578	140,978
iShares Core MSCI Emerging Markets ETF	3,076	157,399
iShares Core MSCI Europe ETF	8,525	412,610
[b]Templeton Developing Markets Trust, Class R6	16,102	345,388

		2,602,597

Foreign Fixed Income 7.5%
[b]Templeton Global Total Return Fund, Class R6	42,818	470,140
Vanguard Total International Bond ETF	8,170	475,167

		945,307

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $11,211,069)		12,458,463

Short Term Investments 0.3%

Money Market Funds (Cost $233) 0.0%†
[b,c]Institutional Fiduciary Trust Money Market Portfolio, 1.35%	233	233

nextstepfunds.com	Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Moderate Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $41,912) 0.3%
[d]Joint Repurchase Agreement, 1.618%, 12/02/19 (Maturity Value $41,918)
BNP Paribas Securities Corp. (Maturity Value $27,096)
Deutsche Bank Securities Inc. (Maturity Value $7,080)
HSBC Securities (USA) Inc. (Maturity Value $7,742)
Collateralized by U.S. Government Agency Securities, 4.50%, 1/20/49; [e]U.S. Treasury Bills, 5/14/20 - 8/13/20; U.S. Treasury Bonds, 7.875% - 8.75%, 5/15/20 - 2/15/21; and U.S. Treasury Notes, 1.625% - 2.875%, 6/30/20 - 11/15/21 (valued at $42,745)	$41,912	$41,912

Total Investments (Cost $11,253,214) 99.0%		12,500,608

Other Assets, less Liabilities 1.0%		128,388

Net Assets 100.0%		$12,628,996

See Abbreviations on page 49.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSee Note 3(f) regarding investments in FT Underlying Funds.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Growth Fund

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017	2016[a]

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.93	$12.39	$11.72	$10.88	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.20	0.14	0.09	— [e]

Net realized and unrealized gains (losses)	1.13	(0.26)	1.00	0.85	0.88

Total from investment operations	1.20	(0.06)	1.14	0.94	0.88

Less distributions from:

Net investment income	(0.09)	(0.16)	(0.12)	(0.08)	(—)[e]

Net realized gains	—	(0.24)	(0.35)	(0.02)	—

Total distributions	(0.09)	(0.40)	(0.47)	(0.10)	(—)[e]

Net asset value, end of period	$13.04	$11.93	$12.39	$11.72	$10.88

Total return[f]	9.70%	(0.26)%	9.73%	8.72%	8.81%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.19%	2.17%	1.99%	4.93%	17.15%

Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	1.17%	1.67%	1.10%	0.79%	0.07%

Supplemental data

Net assets, end of period (000’s)	$3,898	$3,939	$4,337	$4,065	$1,129

Portfolio turnover rate	34.55%	36.43%	75.06%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended November 30, 2019.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017	2016[a]

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.77	$12.27	$11.65	$10.86	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.03	0.11	0.04	0.01	(0.02)

Net realized and unrealized gains (losses)	1.12	(0.26)	1.00	0.85	0.88

Total from investment operations	1.15	(0.15)	1.04	0.86	0.86

Less distributions from:

Net investment income	(0.03)	(0.11)	(0.07)	(0.05)	(—)[e]

Net realized gains	—	(0.24)	(0.35)	(0.02)	—

Total distributions	(0.03)	(0.35)	(0.42)	(0.07)	(—)[e]

Net asset value, end of period	$12.89	$11.77	$12.27	$11.65	$10.86

Total return[f]	9.31%	(1.05)%	8.99%	7.89%	8.61%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.93%	2.92%	2.74%	5.68%	17.90%

Expenses net of waiver and payments by affiliates[h]	1.34%	1.35%	1.35%	1.35%	1.35%

Net investment income (loss)[d]	0.43%	0.92%	0.35%	0.04%	(0.68)%

Supplemental data

Net assets, end of period (000’s)	$3,035	$3,220	$3,504	$2,665	$661

Portfolio turnover rate	34.55%	36.43%	75.06%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended November 30, 2019.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.98	$12.42	$11.74	$10.75

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.22	0.17	0.12

Net realized and unrealized gains (losses)	1.17	(0.24)	1.00	0.99

Total from investment operations	1.22	(0.02)	1.17	1.11

Less distributions from:

Net investment income	(0.12)	(0.18)	(0.14)	(0.10)

Net realized gains	—	(0.24)	(0.35)	(0.02)

Total distributions	(0.12)	(0.42)	(0.49)	(0.12)

Net asset value, end of period	$13.08	$11.98	$12.42	$11.74

Total return[e]	9.87%	(0.02)%	10.07%	10.25%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.94%	1.92%	1.74%	4.68%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%	0.35%	0.35%

Net investment income[d]	1.42%	1.92%	1.35%	1.04%

Supplemental data

Net assets, end of period (000’s)	$71	$6	$6	$5

Portfolio turnover rate	34.55%	36.43%	75.06%	87.45%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended November 30, 2019.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2019 (unaudited)

Franklin NextStep Growth Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.9%
Alternative Strategies 2.0%
[a,b]Franklin K2 Alternative Strategies Fund, Class R6	12,143	$140,985

Domestic Equity 49.6%
[b]Franklin Growth Fund, Class R6	5,983	699,523
[b]Franklin LibertyQ U.S. Equity ETF	20,095	690,426
iShares Core S&P 500 ETF	3,310	1,050,098
iShares S&P 500 Value ETF	4,081	520,042
Pioneer Fundamental Growth Fund, Class K	19,670	515,941

		3,476,030

Domestic Fixed Income 18.1%
[b]Franklin Low Duration Total Return Fund, Class R6	32,645	316,329
iShares 7-10 Year Treasury Bond ETF	2,090	233,369
iShares Core U.S. Aggregate Bond ETF	1,511	170,743
Prudential Core Bond Fund, Class Q	46,009	470,677
Xtrackers USD High Yield Corporate Bond ETF	1,515	75,659

		1,266,777

Foreign Equity 24.7%
Columbia Contrarian Europe Fund, Class Z	43,867	312,770
[b]Franklin FTSE Japan ETF	5,150	134,685
[b]Franklin Mutual European Fund, Class R6	15,036	324,788
Goldman Sachs Emerging Markets Equity Insights Fund	24,229	227,990
Hennessy Japan Fund, Class I	2,295	90,407
iShares Core MSCI Emerging Markets ETF	2,273	116,310
iShares Core MSCI Europe ETF	5,970	288,948
[b]Templeton Developing Markets Trust, Class R6	10,790	231,456

		1,727,354

Foreign Fixed Income 4.5%
[b]Templeton Global Total Return Fund, Class R6	14,277	156,757
Vanguard Total International Bond ETF	2,710	157,614

		314,371

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $6,116,677)		6,925,517

34	Semiannual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Growth Fund (continued)

	Shares	Value

Short Term Investments (Cost $136,295) 1.9%

Money Market Funds 1.9%
[b,c]Institutional Fiduciary Trust Money Market Portfolio, 1.35%	136,295	$136,295

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $6,252,972) 100.8%		7,061,812

Other Assets, less Liabilities (0.8)%		(57,042)

Net Assets 100.0%		$7,004,770

See Abbreviations on page 49.

aNon-income producing.

bSee Note 3(f) regarding investments in FT Underlying Funds.

cThe rate shown is the annualized seven-day effective yield at period end.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

November 30, 2019 (unaudited)

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,516,091	$6,965,229	$3,694,264
Cost - Non-controlled affiliates (Note 3f)	1,318,399	4,246,073	2,558,708
Cost - Unaffiliated repurchase agreements	24,681	41,912	—

Value - Unaffiliated issuers	$2,689,215	$7,808,845	$4,230,568
Value - Non-controlled affiliates (Note 3f)	1,363,089	4,649,851	2,831,244
Value - Unaffiliated repurchase agreements	24,681	41,912	—
Receivables:
Investment securities sold	—	167,219	—
Dividends	1,793	2,880	1,141
Affiliates	8,096	7,016	8,040
Other assets	1	3	2

Total assets	4,086,875	12,677,726	7,070,995

Liabilities:
Payables:
Investment securities purchased	1,793	2,880	23,555
Distribution fees	1,742	5,564	3,198
Transfer agent fees	386	1,400	745
Custodian fees	11,230	10,992	11,150
Registration and filing fees	9,756	10,727	10,121
Professional fees	14,976	15,802	15,978
Accrued expenses and other liabilities.	1,349	1,365	1,478

Total liabilities	41,232	48,730	66,225

Net assets, at value	$4,045,643	$12,628,996	$7,004,770

Net assets consist of:
Paid-in capital	$3,806,541	$10,926,974	$5,877,231
Total distributable earnings (loss)	239,102	1,702,022	1,127,539

Net assets, at value	$4,045,643	$12,628,996	$7,004,770

Class A:
Net assets, at value	$1,880,870	$ 7,053,069	$3,898,370

Shares outstanding	168,702	570,639	298,949

Net asset value per share[a]	$11.15	$12.36	$13.04

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.80	$13.08	$13.80

Class C:
Net assets, at value	$1,937,712	$ 5,486,597	$3,035,082

Shares outstanding	174,735	447,624	235,515

Net asset value and maximum offering price per share[a]	$11.09	$12.26	$12.89

Advisor Class:
Net assets, at value	$ 227,061	$ 89,330	$ 71,318

Shares outstanding	20,363	7,213	5,452

Net asset value and maximum offering price per share	$11.15	$12.38	$13.08

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended November 30, 2019 (unaudited)

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Investment income:
Dividends:
Unaffiliated issuers	$ 32,942	$93,885	$50,900
Non-controlled affiliates (Note 3f)	18,540	32,143	11,543
Interest:
Unaffiliated issuers	81	204	118

Total investment income	51,563	126,232	62,561

Expenses:
Management fees (Note 3a)	4,960	15,886	8,864
Distribution fees: (Note 3c)
Class A	2,236	8,868	4,790
Class C	9,484	27,147	15,807
Transfer agent fees: (Note 3e)
Class A	674	2,458	1,634
Class C	724	1,888	1,344
Advisor Class	84	30	10
Custodian fees (Note 4)	6,229	5,992	6,150
Reports to shareholders	4,044	4,138	4,093
Registration and filing fees	23,562	24,550	23,933
Professional fees	17,760	19,529	19,040
Other	3,907	4,096	3,933

Total expenses	73,664	114,582	89,598
Expenses waived/paid by affiliates (Note 3g)	(55,073)	(56,582)	(56,729)

Net expenses	18,591	58,000	32,869

Net investment income	32,972	68,232	29,692

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	29,474	257,524	184,653
Non-controlled affiliates (Note 3f)	6,362	33,575	34,815
Capital gain distributions from Underlying Funds:
Unaffiliated issuers	4,867	39,023	26,958

Net realized gain (loss)	40,703	330,122	246,426

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	85,412	386,598	248,993
Non-controlled affiliates (Note 3f)	12,585	224,387	157,046

Net change in unrealized appreciation (depreciation)	97,997	610,985	406,039

Net realized and unrealized gain (loss)	138,700	941,107	652,465

Net increase (decrease) in net assets resulting from operations	$171,672	$1,009,339	$682,157

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 32,972	$ 77,381	$ 68,232	$ 224,125
Net realized gain (loss)	40,703	(2,655)	330,122	192,885
Net change in unrealized appreciation (depreciation)	97,997	35,561	610,985	(410,791)

Net increase (decrease) in net assets resulting from operations	171,672	110,287	1,009,339	6,219

Distributions to shareholders:
Class A	(20,373)	(43,548)	(54,508)	(320,033)
Class C	(14,047)	(59,233)	(20,867)	(220,610)
Advisor Class	(2,804)	(8,761)	(746)	(6,424)

Total distributions to shareholders	(37,224)	(111,542)	(76,121)	(547,067)

Capital share transactions: (Note 2)
Class A	295,910	687,630	(499,479)	182,790
Class C	(60,664)	(197,873)	(309,049)	(1,330,125)
Advisor Class	(5,268)	30,156	(10,220)	(114,475)

Total capital share transactions	229,978	519,913	(818,748)	(1,261,810)

Net increase (decrease) in net assets	364,426	518,658	114,470	(1,802,658)

Net assets:
Beginning of period	3,681,217	3,162,559	12,514,526	14,317,184
End of period	$4,045,643	$3,681,217	$12,628,996	$12,514,526

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin NextStep Growth Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$ 29,692	$ 98,667
Net realized gain (loss)	246,426	99,868
Net change in unrealized appreciation (depreciation)	406,039	(235,356)

Net increase (decrease) in net assets resulting from operations	682,157	(36,821)
Distributions to shareholders:
Class A	(28,804)	(131,106)
Class C	(6,235)	(96,241)
Advisor Class	(93)	(195)

Total distributions to shareholders	(35,132)	(227,542)

Capital share transactions: (Note 2)
Class A	(394,262)	(264,264)
Class C	(475,335)	(154,141)
Advisor Class	63,037	(260)

Total capital share transactions	(806,560)	(418,665)

Net increase (decrease) in net assets	(159,535)	(683,028)
Net assets:
Beginning of period	7,164,305	7,847,333

End of period	$7,004,770	$7,164,305

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer three classes of shares: Class A, Class C, and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.   Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.   Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell

40	Semiannual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as indicated in the Statements of Investments, had been entered into on November 29, 2019.

c.   Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

nextstepfunds.com	Semiannual Report	41

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At November 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin NextStep		Franklin NextStep
	Conservative Fund		Moderate Fund

	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended November 30, 2019
Shares sold[a]	28,702	$315,069	18,755	$225,716
Shares issued in reinvestment of distributions	1,857	20,373	4,569	54,508
Shares redeemed	(3,583)	(39,532)	(64,350)	(779,703)

Net increase (decrease)	26,976	$295,910	(41,026)	$(499,479)

Year ended May 31, 2019
Shares sold[a]	84,273	$903,913	76,691	$906,080
Shares issued in reinvestment of distributions	4,176	43,548	29,271	320,033
Shares redeemed	(24,223)	(259,831)	(89,621)	(1,043,323)

Net increase (decrease)	64,226	$687,630	16,341	$182,790

Class C Shares:
Six Months ended November 30, 2019
Shares sold	3,314	$36,257	4,495	$52,904
Shares issued in reinvestment of distributions	1,287	14,047	1,762	20,867
Shares redeemed[a]	(10,109)	(110,968)	(32,336)	(382,820)

Net increase (decrease)	(5,508)	$(60,664)	(26,079)	$(309,049)

Year ended May 31, 2019
Shares sold	9,662	$102,367	44,278	$516,264
Shares issued in reinvestment of distributions	5,711	59,233	20,543	220,610
Shares redeemed[a]	(33,626)	(359,473)	(178,605)	(2,066,999)

Net increase (decrease)	(18,253)	$(197,873)	(113,784)	$(1,330,125)

Advisor Class Shares:
Six Months ended November 30, 2019
Shares sold	—	$—	1,233	$14,600
Shares issued in reinvestment of distributions	253	2,776	63	746
Shares redeemed	(733)	(8,044)	(2,159)	(25,566)

Net increase (decrease)	(480)	$(5,268)	(863)	$(10,220)

Year ended May 31, 2019
Shares sold	5,007	$54,000	585	$6,900
Shares issued in reinvestment of distributions	820	8,557	581	6,424
Shares redeemed	(3,021)	(32,401)	(11,058)	(127,799)

Net increase (decrease)	2,806	$30,156	(9,892)	$(114,475)

aMay include a portion of Class C shares that were automatically converted to Class A.

42	Semiannual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin NextStep
	Growth Fund

	Shares	Amount
Class A Shares:
Six Months ended November 30, 2019
Shares sold[a]	20,773	$261,906
Shares issued in reinvestment of distributions.	2,310	28,804
Shares redeemed	(54,387)	(684,972)

Net increase (decrease)	(31,304)	$(394,262)

Year ended May 31, 2019
Shares sold[a]	36,778	$439,754
Shares issued in reinvestment of distributions	11,713	130,838
Shares redeemed	(68,264)	(834,856)

Net increase (decrease)	(19,773)	$(264,264)

Class C Shares:
Six Months ended November 30, 2019
Shares sold	4,203	$52,260
Shares issued in reinvestment of distributions	504	6,235
Shares redeemed[a]	(42,824)	(533,830)

Net increase (decrease)	(38,117)	$(475,335)

Year ended May 31, 2019
Shares sold	16,915	$203,462
Shares issued in reinvestment of distributions	8,775	96,241
Shares redeemed[a]	(37,757)	(453,844)

Net increase (decrease)	(12,067)	$(154,141)

Advisor Class Shares:
Six Months ended November 30, 2019
Shares sold	4,984	$62,998
Shares issued in reinvestment of distributions	3	39

Net increase (decrease)	4,987	$63,037

Year ended May 31, 2019
Shares sold	6,377	$75,319
Shares redeemed	(6,377)	(75,579)

Net increase (decrease)	—	$(260)

aMay include a portion of Class C shares that were automatically converted to Class A.

nextstepfunds.com	Semiannual Report	43

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.   Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors or trustees, of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Funds pay an investment management fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average net assets, and is not an additional expense of the Funds.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,460	$624	$ 832
CDSC retained	$ —	$ —	$2,555

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Transfer agent fees	$616	$1,871	$1,169

f.   Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers or by an affiliate of Advisers. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investment management fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the period ended November 30, 2019, were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin FTSE Japan ETF	$—	$26,883	$—	$—	$(77)	$26,806	1,025	$—
Franklin Growth Fund, Class R6	139,253	14,824	(43,587)	4,669	13,784	128,943	1,103	—
Franklin LibertyQ U.S. Equity ETF	—	123,068	(509)	(5)	4,743	127,297	3,705	—
Franklin Low Duration Total Return Fund, Class R6	462,304	177,191	(25,712)	(415)	(2,933)	610,435	62,997	10,344

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.   Transactions with Affiliates (continued)

f.   Investments in FT Underlying Funds (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period		Number of Shares Held at End of Period	Dividend Income
Franklin NextStep Conservative Fund (continued)

Non-Controlled Affiliates (continued)
Franklin Mutual European Fund, Class R6	$47,207	$11,833	$(5,330)	$42	$6,537	$60,289		2,791	$31
Franklin Strategic Income Fund, Class R6	413,471	—	(415,626)	2,683	(528)	—	[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	109,360	500,342	(515,146)	—	—	94,556		94,556	1,027
Templeton Developing Markets Trust, Class R6	—	41,066	(2,631)	74	3,973	42,482		1,980	7
Templeton Global Total Return Fund, Class R6	359,001	45,116	(118,236)	(686)	(12,914)	272,281		24,798	7,131

Total Affiliated Securities	$1,530,596	$940,323	$(1,126,777)	$6,362	$12,585	$1,363,089			$18,540

Franklin NextStep Moderate Fund

Non-Controlled Affiliates
Franklin FTSE Japan ETF	$—	$208,509	$(6,588)	$31	$(578)	$201,374		7,700	$—
Franklin Growth Fund, Class R6	1,175,115	16,378	(367,056)	73,500	78,291	976,228		8,350	—
Franklin K2 Alternative Strategies Fund, Class R6	126,032	140,698	(18,195)	149	5,002	253,686		21,851	—
Franklin LibertyQ U.S. Equity ETF	—	953,364	(27,174)	462	36,749	963,401		28,040	—
Franklin Low Duration Total Return Fund, Class R6	807,950	231,392	(85,480)	(1,387)	(3,809)	948,666		97,901	16,843
Franklin Mutual European Fund, Class R6	427,616	53,500	(47,173)	1,099	55,693	490,735		22,719	264
Franklin Pelagos Commodities Strategy Fund, Class R6	249,383	—	(248,461)	(44,181)	43,259	—	[a]	—	—
Franklin Strategic Income Fund, Class R6	722,612	—	(726,379)	3,414	353	—	[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	172,573	1,227,066	(1,399,406)	—	—	233		233	1,882
Templeton Developing Markets Trust, Class R6	—	349,392	(38,398)	2,023	32,371	345,388		16,102	59
Templeton Global Total Return Fund, Class R6	604,494	41,266	(151,141)	(1,535)	(22,944)	470,140		42,818	13,095

Total Affiliated Securities	$4,285,775	$3,221,565	$(3,115,451)	$33,575	$224,387	$4,649,851			$32,143

Franklin NextStep Growth Fund

Non-Controlled Affiliates
Franklin FTSE Japan ETF	$—	$135,081	$—	$—	$(396)	$134,685		5,150	$—
Franklin Growth Fund, Class R6	873,845	29,283	(314,540)	58,676	52,259	699,523		5,983	—
Franklin K2 Alternative Strategies Fund, Class R6	72,531	85,004	(19,470)	173	2,747	140,985		12,143	—
Franklin LibertyQ U.S. Equity ETF	—	678,434	(14,296)	251	26,037	690,426		20,095	—
Franklin Low Duration Total Return Fund, Class R6	281,501	93,288	(56,689)	(908)	(863)	316,329		32,645	5,748
Franklin Mutual European Fund, Class R6	291,300	42,887	(47,387)	1,286	36,702	324,788		15,036	172
Franklin Pelagos Commodities Strategy Fund, Class R6	143,526	—	(142,995)	(25,785)	25,254	—	[a]	—	—
Franklin Strategic Income Fund, Class R6	251,765	—	(253,078)	1,163	150	—	[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	86,317	1,050,207	(1,000,229)	—	—	136,295		136,295	1,022
Templeton Developing Markets Trust, Class R6	—	240,649	(32,768)	2,140	21,435	231,456		10,790	40

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin NextStep Growth Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$195,668	$18,645	$(49,096)	$(2,181)	$(6,279)	$156,757	14,277	$4,561

Total Affiliated Securities	$2,196,453	$2,373,478	$(1,930,548)	$34,815	$157,046	$2,831,244		$11,543

aAs of November 30, 2019, no longer held by the fund.

g.   Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.35%, based on the average net assets of each class until September 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

4.   Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2019, there were no credits earned.

5.   Income Taxes

At November 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Cost of investments	$3,891,345	$11,325,294	$6,291,681

Unrealized appreciation	$ 224,589	$ 1,259,468	$ 811,913

Unrealized depreciation	(38,949)	(84,154)	(41,782)

Net unrealized appreciation (depreciation)	$ 185,640	$ 1,175,314	$ 770,131

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6.   Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended November 30, 2019, were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Purchases	$1,536,296	$3,948,217	$2,406,004
Sales	$1,302,845	$4,766,258	$3,195,770

7.   Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2019, the Funds did not use the Global Credit Facility.

8.   Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources

(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of inputs used as of November 30, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin NextStep Conservative Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$3,957,748	$—	$—	$3,957,748
Short Term Investments	94,556	24,681	—	119,237

Total Investments in Securities	$4,052,304	$24,681	$—	$4,076,985

Franklin NextStep Moderate Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$12,458,463	$—	$—	$12,458,463
Short Term Investments	233	41,912	—	42,145

Total Investments in Securities	$12,458,696	$41,912	$—	$12,500,608

Franklin NextStep Growth Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$6,925,517	$—	$—	$6,925,517
Short Term Investments	136,295	—	—	136,295

Total Investments in Securities	$7,061,812	$—	$—	$7,061,812

aFor detailed categories, see the accompanying Statement of Investments.

9.   Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ETF Exchange Traded Fund

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FRANKLIN FUND ALLOCATOR SERIES

Tax Information (unaudited)

During the fiscal year ended May 31, 2019, the Funds, qualified fund of funds under Section 852(g)(2) of Internal Revenue Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Funds hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 25, 2019, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the funds, to Class A, Class C, and Advisor Class shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Franklin NextStep Conservative Fund
Class A	0.0043	0.0761	0.0128
Class C	0.0043	0.0761	0.0128
Advisor Class	0.0043	0.0761	0.0128

Franklin NextStep Moderate Fund
Class A	0.0086	0.0923	0.0442
Class C	0.0086	0.0923	0.0442
Advisor Class	0.0086	0.0923	0.0442

Franklin NextStep Growth Fund
Class A	0.0095	0.0826	0.0547
Class C	0.0095	0.0826	0.0547
Advisor Class	0.0095	0.0826	0.0547

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Fund Allocator Series

Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 nextstepfunds.com	Shareholder Services (800)632-2301

© 2019-2020 Franklin Templeton Investments. All rights reserved.	FAS5 S 01/20

Item 2.   Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.   Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)   Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)   (1)  Code of Ethics

(a)   (2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	/S/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date January 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date January 31, 2020

By	/S/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date January 31, 2020